Risk management, funding and liquidity risk and market risk (Tables)	12 Months Ended
Sep. 30, 2025
Risk management, funding and liquidity risk and market risk
Summary of the Group's liquid asset holdings

A summary of Westpac’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2025		2024		2025		2024
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	50,157	66,322	65,356	94,468	44,607	58,836	58,236	85,384
Trading securities and financial assets measured at FVIS	40,840	31,936	31,717	19,183	39,257	29,702	29,538	16,954
Investment securities	117,065	113,488	103,435	92,622	108,880	105,065	95,415	85,076
Other financial assets	319	273	174	199	246	240	173	195
Total on-balance sheet liquid assets	208,381	212,019	200,682	206,472	192,990	193,843	183,362	187,609

Summary of Group's funding composition

%	2025	2024
Customer deposits	68.1	66.9
Wholesale term funding with residual maturity greater than 12 months	12.9	13.9
Wholesale funding with a residual maturity less than 12 months	11.6	11.4
Equity	6.9	7.2
Securitisation	0.5	0.6
Group’s total funding	100.0	100.0

Schedule of Parent Entity's credit ratings	As at 30 September 2025 the Parent Entity’s credit ratings were:

2025	Short-term	Long-term	Outlook
Fitch Ratings	F1+	AA-	Stable
Moody’s Ratings	P-1	Aa2	Stable
S&P Global Ratings	A-1+	AA-	Stable

Summary of financial assets pledged as collateral

Westpac and the Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 15, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Cash	4,590	6,269	4,562	6,199
Securities (including certificates of deposit)	2,535	1,721	2,307	1,721
Securities pledged under repurchase agreements	15,230	19,938	13,379	16,205
Securities pledged on contingent liabilities	119	56	119	56
Total amount pledged to secure liabilities/contingent liabilities	22,474	27,984	20,367	24,181

Schedule of contractual maturities of financial liabilities

Consolidated		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2025
Financial liabilities
Collateral received	3,194	-	-	-	-	3,194
Deposits and other borrowings	564,053	77,359	125,412	9,924	62	776,810
Other financial liabilities	30,575	2,445	4,724	8	-	37,752
Derivative financial instruments:
Held for trading	15,915	-	-	-	-	15,915
Held for hedging purposes (net settled)	18	(39)	(42)	239	391	567
Held for hedging purposes (gross settled):
Cash outflow	15,370	19,254	56,774	103,183	40,431	235,012
Cash inflow	(14,750)	(17,974)	(56,043)	(100,546)	(38,150)	(227,463)
Debt issues	3,401	10,307	57,360	102,381	16,597	190,046
Total financial liabilities excluding loan capital	617,776	91,352	188,185	115,189	19,331	1,031,833
Loan capital	56	456	1,433	7,874	48,506	58,325
Total undiscounted financial liabilities	617,832	91,808	189,618	123,063	67,837	1,090,158
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	15,721	-	-	-	-	15,721
Performance-related contingencies	6,709	-	-	-	-	6,709
Remaining commitments to extend credit	198,739	-	-	-	-	198,739
Total undiscounted contingent liabilities and commitments	221,169	-	-	-	-	221,169

2024
Financial liabilities
Collateral received	3,092	-	-	-	-	3,092
Deposits and other borrowings	518,458	69,841	129,864	10,056	50	728,269
Other financial liabilities	25,759	1,851	4,593	1,049	5	33,257
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(18)	(198)	(269)	(381)	36	(830)
Held for hedging purposes (gross settled):
Cash outflow	13,556	20,755	39,009	92,784	44,267	210,371
Cash inflow	(11,622)	(16,220)	(38,699)	(91,167)	(41,207)	(198,915)
Debt issues	5,609	12,192	47,472	105,035	18,327	188,635
Total financial liabilities excluding loan capital	577,992	88,221	181,970	117,376	21,478	987,037
Loan capital	62	332	889	9,650	42,891	53,824
Total undiscounted financial liabilities	578,054	88,553	182,859	127,026	64,369	1,040,861
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	15,220	-	-	-	-	15,220
Performance-related contingencies	5,393	-	-	-	-	5,393
Remaining commitments to extend credit	191,498	-	-	-	-	191,498
Total undiscounted contingent liabilities and commitments	212,111	-	-	-	-	212,111

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

Parent Entity		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2025
Financial liabilities
Collateral received	2,371	-	-	-	-	2,371
Deposits and other borrowings	519,315	66,463	108,989	7,295	62	702,124
Other financial liabilities	28,910	1,804	4,703	8	-	35,425
Derivative financial instruments:
Held for trading	15,915	-	-	-	-	15,915
Held for hedging purposes (net settled)	18	(39)	(46)	143	353	429
Held for hedging purposes (gross settled):
Cash outflow	15,370	19,254	56,774	103,183	40,431	235,012
Cash inflow	(14,750)	(17,974)	(56,043)	(100,546)	(38,150)	(227,463)
Debt issues	2,425	8,961	50,517	79,968	15,381	157,252
Due to subsidiaries	16,022	572	2,957	10,337	41,308	71,196
Total financial liabilities excluding loan capital	585,596	79,041	167,851	100,388	59,385	992,261
Loan capital	56	439	1,382	7,633	47,295	56,805
Total undiscounted financial liabilities	585,652	79,480	169,233	108,021	106,680	1,049,066
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	15,254	-	-	-	-	15,254
Performance-related contingencies	6,484	-	-	-	-	6,484
Remaining commitments to extend credit	173,966	-	-	-	-	173,966
Total undiscounted contingent liabilities and commitments	195,704	-	-	-	-	195,704

2024
Financial liabilities
Collateral received	2,949	-	-	-	-	2,949
Deposits and other borrowings	472,586	59,872	109,208	7,816	50	649,532
Other financial liabilities	25,217	1,851	2,829	8	-	29,905
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(23)	(187)	(287)	(322)	43	(776)
Held for hedging purposes (gross settled):
Cash outflow	13,566	20,885	39,202	98,148	44,600	216,401
Cash inflow	(11,622)	(16,288)	(38,924)	(96,397)	(41,544)	(204,775)
Debt issues	5,245	11,104	42,214	85,150	16,935	160,648
Due to subsidiaries	12,301	651	3,114	13,039	55,010	84,115
Total financial liabilities excluding loan capital	543,377	77,888	157,356	107,442	75,094	961,157
Loan capital	62	315	836	9,375	41,551	52,139
Total undiscounted financial liabilities	543,439	78,203	158,192	116,817	116,645	1,013,296
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	14,642	-	-	-	-	14,642
Performance-related contingencies	5,369	-	-	-	-	5,369
Remaining commitments to extend credit	167,851	-	-	-	-	167,851
Total undiscounted contingent liabilities and commitments	187,862	-	-	-	-	187,862

Schedule of expected maturities of financial assets and financial liabilities

	2025			2024
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	50,430	-	50,430	65,667	-	65,667
Collateral paid	4,590	-	4,590	6,269	-	6,269
Trading securities and financial assets measured at FVIS	43,742	12,099	55,841	33,090	16,138	49,228
Derivative financial instruments	15,983	2,481	18,464	21,978	2,131	24,109
Investment securities	17,168	100,373	117,541	20,930	82,955	103,885
Loans (net of provisions)	100,242	751,611	851,853	97,010	709,757	806,767
Other financial assets	10,663	103	10,766	5,355	101	5,456
All other assets	1,016	14,855	15,871	921	15,242	16,163
Total assets	243,834	881,522	1,125,356	251,220	826,324	1,077,544
Liabilities
Collateral received	3,187	-	3,187	3,078	-	3,078
Deposits and other borrowings	761,063	9,394	770,457	711,076	9,413	720,489
Other financial liabilities	41,481	7	41,488	37,024	1,053	38,077
Derivative financial instruments	17,137	3,493	20,630	25,390	5,584	30,974
Debt issues	66,785	104,619	171,404	59,911	109,373	169,284
All other liabilities	2,409	2,718	5,127	2,732	2,975	5,707
Total liabilities excluding loan capital	892,062	120,231	1,012,293	839,211	128,398	967,609
Loan capital	3,412	36,558	39,970	3,829	34,054	37,883
Total liabilities	895,474	156,789	1,052,263	843,040	162,452	1,005,492
Net assets/(liabilities)	(651,640)	724,733	73,093	(591,820)	663,872	72,052

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

	2025			2024
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	44,782	-	44,782	58,400	-	58,400
Collateral paid	4,562	-	4,562	6,199	-	6,199
Trading securities and financial assets measured at FVIS	42,284	11,342	53,626	31,736	15,278	47,014
Derivative financial instruments	15,979	1,555	17,534	21,976	1,926	23,902
Investment securities	15,699	93,401	109,100	18,748	76,875	95,623
Loans (net of provisions)	79,253	675,859	755,112	76,274	633,769	710,043
Other financial assets	10,023	103	10,126	4,850	101	4,951
Due from subsidiaries	12,286	36,544	48,830	8,735	43,604	52,339
Investment in subsidiaries	-	8,567	8,567	-	9,095	9,095
All other assets	821	12,661	13,482	719	12,949	13,668
Total assets	225,689	840,032	1,065,721	227,637	793,597	1,021,234
Liabilities
Collateral received	2,364	-	2,364	2,935	-	2,935
Deposits and other borrowings	689,722	6,938	696,660	637,088	7,393	644,481
Other financial liabilities	38,928	7	38,935	33,883	34	33,917
Derivative financial instruments	17,130	3,362	20,492	25,392	5,403	30,795
Debt issues	58,590	84,032	142,622	53,982	89,900	143,882
Due to subsidiaries	17,678	34,888	52,566	13,492	42,230	55,722
All other liabilities	2,105	2,186	4,291	2,357	2,387	4,744
Total liabilities excluding loan capital	826,517	131,413	957,930	769,129	147,347	916,476
Loan capital	3,412	35,479	38,891	3,829	32,941	36,770
Total liabilities	829,929	166,892	996,821	772,958	180,288	953,246
Net assets/(liabilities)	(604,240)	673,140	68,900	(545,321)	613,309	67,988

Summary of key parameters of VaR

The key parameters of VaR are:	Traded market risk	Non-traded market risk
Holding period	1 day	1 year
Confidence level	99%	99%
Period of historical data used	1 year	6 years

Summary of aggregate VaR, by risk type as it relates to traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2025			2024			2023
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	16.7	4.3	8.6	21.2	5.4	10.8	21.8	7.2	11.0
FX risk	4.4	1.1	2.1	7.3	0.9	2.4	14.2	1.1	4.3
Equity risk	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0
Commodity risk	1.2	0.3	0.5	1.7	0.6	1.2	3.5	0.9	2.0
Other market risks[a]	7.4	2.3	4.3	10.1	1.9	5.4	9.4	3.2	6.0
Diversification effect	n/a	n/a	(5.8)	n/a	n/a	(6.9)	n/a	n/a	(8.1)
Net market risk	17.9	6.6	9.7	23.4	6.8	12.9	31.8	8.8	15.2

a.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

Summary of net interest income-at-risk (NaR) as it relates to non-traded market risk

The following table depicts potential NII outcomes assuming a worst case outcome between a 100 basis point rate shock up or down with a 12 month time horizon (expressed as a percentage of reported NII):

	2025				2024
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.05	1.63	0.57	1.23	1.84	1.84	0.97	1.42
Parent Entity	0.46	1.21	0.16	0.80	1.40	1.43	0.59	1.03

Summary of internal VaR for IRRBB as it relates to non-traded market risk

	2025				2024
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	96.2	101.7	67.5	85.7	77.7	80.6	37.5	50.0